UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 East Financial Way,
                                         Suite 100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Infinity Q Commodity Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Infinity Q Diversified Alpha Fund
--------------------------------------------------------------------------------------------------------------------------
 NANTHEALTH INC.                                                                             Agenda Number:  934816969
--------------------------------------------------------------------------------------------------------------------------
        Security:  630104107
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2018
          Ticker:  NH
            ISIN:  US6301041074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Patrick Soon-Shiong                                       Mgmt          No vote
       Michael S. Sitrick                                        Mgmt          No vote
       Kirk K. Calhoun                                           Mgmt          No vote
       Michael Blaszyk                                           Mgmt          No vote
       Ron Louks                                                 Mgmt          No vote

2.     To approve an amendment to the Company's                  Mgmt          No vote
       2016 Equity Incentive Plan to increase the
       number of shares of common stock reserved
       for issuance thereunder by 6,800,000
       shares.

3.     To ratify the selection of Ernst & Young                  Mgmt          No vote
       LLP as NantHealth's Independent Registered
       Public Accounting Firm for the fiscal year
       ending December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 SORRENTO THERAPEUTICS, INC                                                                  Agenda Number:  934655222
--------------------------------------------------------------------------------------------------------------------------
        Security:  83587F202
    Meeting Type:  Annual
    Meeting Date:  28-Jul-2017
          Ticker:  SRNE
            ISIN:  US83587F2020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HENRY JI, PH.D.                                           Mgmt          No vote
       DAVID H. DEMING                                           Mgmt          No vote
       KIM D. JANDA, PH.D.                                       Mgmt          No vote
       JAISIM SHAH                                               Mgmt          No vote
       YUE ALEXANDER WU, PH.D.                                   Mgmt          No vote

2.     PROPOSAL TO RATIFY THE APPOINTMENT OF                     Mgmt          No vote
       DELOITTE & TOUCHE LLP AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2017.

3.     PROPOSAL TO APPROVE AN AMENDMENT TO THE                   Mgmt          No vote
       COMPANY'S AMENDED AND RESTATED 2009 STOCK
       INCENTIVE PLAN TO (I) INCREASE THE MAXIMUM
       NUMBER OF SHARES AUTHORIZED FOR ISSUANCE
       UNDER THE 2009 PLAN BY 5,000,000 SHARES
       FROM 6,260,000 SHARES TO 11,260,000 SHARES,
       (II) INCREASE THE MAXIMUM NUMBER OF SHARES
       THAT MAY BE ...(DUE TO SPACE LIMITS, SEE
       PROXY MATERIAL FOR FULL PROPOSAL).




--------------------------------------------------------------------------------------------------------------------------
 UROGEN PHARMA LTD                                                                           Agenda Number:  934722794
--------------------------------------------------------------------------------------------------------------------------
        Security:  M96088105
    Meeting Type:  Special
    Meeting Date:  14-Feb-2018
          Ticker:  URGN
            ISIN:  IL0011407140
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      RESOLVED, to approve the Compensation                     Mgmt          No vote
       Policy for office holders, in the form
       attached as Appendix A to UroGen Pharma
       Ltd.'s Proxy Statement, dated January 10,
       2018, relating to an extraordinary meeting
       of shareholders.

1A     I have a personal interest in Resolution 1.               Mgmt          No vote
       Mark "For" = Yes or "Against" = No. If you
       do not vote "Yes or No" on this item, your
       vote will not be counted for proposal 1.

2      RESOLVED, to approve the grant of options                 Mgmt          No vote
       to purchase an aggregate of 50,000 ordinary
       shares of the Company to Prof. Arie
       Belldegrun, as director and Chairman of the
       board of directors of the Company, as
       described in UroGen Pharma Ltd.'s Proxy
       Statement, dated January 10, 2018, relating
       to an extraordinary meeting of shareholders

2A     I have a personal interest in Resolution 2.               Mgmt          No vote
       Mark "For" = Yes or "Against" = No. If you
       do not vote "Yes or No" on this item, your
       vote will not be counted for proposal 2.

3.     RESOLVED, to approve the grant of options                 Mgmt          No vote
       to purchase 10,000 ordinary shares of the
       Company to Dr. Stuart Holden, as described
       in UroGen Pharma Ltd.'s Proxy Statement,
       dated January 10, 2018,relating to an
       extraordinary meeting of shareholders.

3A     I have a personal interest in Resolution 3.               Mgmt          No vote
       Mark "For" = Yes or "Against" = No. If you
       do not vote "Yes or No" on this item, your
       vote will not be counted for proposal 3.

4      RESOLVED, to approve the grant of options                 Mgmt          No vote
       to purchase 10,000 ordinary shares of the
       Company to Dr. Pini Orbach, as described in
       UroGen Pharma Ltd.'s Proxy Statement, dated
       January 10, 2018, relating to an
       extraordinary meeting of shareholders.

4A     I have a personal interest in Resolution 4.               Mgmt          No vote
       Mark "For" = Yes or "Against" = No. If you
       do not vote "Yes or No" on this item, your
       vote will not be counted for proposal 4.

5      RESOLVED, that the grant of options to                    Mgmt          No vote
       purchase 10,000 ordinary shares of the
       Company to Mr. Ran Nussbaum, as described
       in UroGen Pharma Ltd.'s Proxy Statement,
       dated January 10, 2018, relating to an
       extraordinary meeting of shareholders.

5A     I have a personal interest in Resolution 5.               Mgmt          No vote
       Mark "For" = Yes or "Against" = No. If you
       do not vote "Yes or No" on this item, your
       vote will not be counted for proposal 5.

6      RESOLVED, to approve the grant of options                 Mgmt          No vote
       to purchase 40,000 ordinary shares of the
       Company to Ms. Kathryn Falberg, as
       described in UroGen Pharma Ltd.'s Proxy
       Statement, dated January 10, 2018, relating
       to an extraordinary meeting of
       shareholders.

6A     I have a personal interest in Resolution 6.               Mgmt          No vote
       Mark "For" = Yes or "Against" = No. If you
       do not vote "Yes or No" on this item, your
       vote will not be counted for proposal 6.

7      RESOLVED, to approve the grant of options                 Mgmt          No vote
       to purchase 40,000 ordinary shares of the
       Company to Dr. Fred Cohen, as described in
       UroGen Pharma Ltd.'s Proxy Statement, dated
       January 10, 2018, relating to an
       extraordinary meeting of shareholders.

7A     I have a personal interest in Resolution 7.               Mgmt          No vote
       Mark "For" = Yes or "Against" = No. If you
       do not vote "Yes or No" on this item, your
       vote will not be counted for proposal 7.

8      RESOLVED, to approve the grant of options                 Mgmt          No vote
       to purchase 50,000 ordinary shares of the
       Company to Ms. Cynthia Butitta, as
       described in UroGen Pharma Ltd.'s Proxy
       Statement, dated January 10, 2018, relating
       to an extraordinary meeting of
       shareholders.

8A     I have a personal interest in Resolution 8.               Mgmt          No vote
       Mark "For" = Yes or "Against" = No. If you
       do not vote "Yes or No" on this item, your
       vote will not be counted for proposal 8.

9      RESOLVED, to approve the employment terms                 Mgmt          No vote
       and grant of options to purchase 130,000
       ordinary shares of the Company to Mr. Ron
       Bentsur, as described in UroGen Pharma
       Ltd.'s Proxy Statement, dated January 10,
       2018, relating to an extraordinary meeting
       of shareholders.

9A     I have a personal interest in Resolution 9.               Mgmt          No vote
       Mark "For" = Yes or "Against" = No. If you
       do not vote "Yes or No" on this item, your
       vote will not be counted for proposal 9.

10     RESOLVED, to approve the employment terms                 Mgmt          No vote
       and grant of options to purchase 80,000
       ordinary shares of the Company to Mr. Gil
       Hakim, as described in UroGen Pharma Ltd.'s
       Proxy Statement, dated January 10, 2018,
       relating to an extraordinary meeting of
       shareholders.

10A    I have a personal interest in Resolution                  Mgmt          No vote
       10. Mark "For" = Yes or "Against" = No. If
       you do not vote "Yes or No" on this item,
       your vote will not be counted for proposal
       10.

11     RESOLVED, to approve the employment terms                 Mgmt          No vote
       and grant of options to purchase 65,000
       ordinary shares of the Company to Mr. Gary
       Titus, as described in UroGen Pharma Ltd.'s
       Proxy Statement, dated January 10, 2018,
       relating to an extraordinary meeting of
       shareholders.

11A    I have a personal interest in Resolution                  Mgmt          No vote
       11. Mark "For" = Yes or "Against" = No. If
       you do not vote "Yes or No" on this item,
       your vote will not be counted for proposal
       11.

12     RESOLVED, to approve the employment terms                 Mgmt          No vote
       and grant of options to purchase 15,000
       ordinary shares of the Company and of
       12,500 RSUs to Prof. Mark Schoenberg, as
       described in UroGen Pharma Ltd.'s Proxy
       Statement, dated January 10, 2018, relating
       to an extraordinary meeting of
       shareholders.

12A    I have a personal interest in Resolution                  Mgmt          No vote
       12. Mark "For" = Yes or "Against" = No. If
       you do not vote "Yes or No" on this item,
       your vote will not be counted for proposal
       12.

13     RESOLVED, to approve the employment terms                 Mgmt          No vote
       and grant of 2017 G&O Bonus to Mr. Ron
       Bentsur in the amount of US$247,500 to Mr.
       Ron Bentsur, as described in UroGen Pharma
       Ltd.'s Proxy Statement, dated January 10,
       2018, relating to an extraordinary meeting
       of shareholders.

13A    I have a personal interest in Resolution                  Mgmt          No vote
       13. Mark "For" = Yes or "Against" = No. If
       you do not vote "Yes or No" on this item,
       your vote will not be counted for proposal
       13.

14     RESOLVED, to approve the employment terms                 Mgmt          No vote
       and grant of 2017 G&O Bonus to Mr. Gil
       Hakim in the amount of US$125,125 to Mr.
       Gil Hakim, as described in UroGen Pharma
       Ltd.'s Proxy Statement, dated January 10,
       2018, relating to an extraordinary meeting
       of shareholders.

14A    I have a personal interest in Resolution                  Mgmt          No vote
       14. Mark "For" = Yes or "Against" = No. If
       you do not vote "Yes or No" on this item,
       your vote will not be counted for proposal
       14.

15     RESOLVED, to approve the employment terms                 Mgmt          No vote
       and grant of 2017 G&O Bonus to Mr. Gary
       Titus in the amount of US$125,125 to Mr.
       Gary Titus, as described in UroGen Pharma
       Ltd.'s Proxy Statement, dated January 10,
       2018, relating to an extraordinary meeting
       of shareholders.

15A    I have a personal interest in Resolution                  Mgmt          No vote
       15. Mark "For" = Yes or "Against" = No. If
       you do not vote "Yes or No" on this item,
       your vote will not be counted for proposal
       15.

16     RESOLVED, to approve the amendment of the                 Mgmt          No vote
       May 2017 Officer Indemnitee and Exculpation
       Agreements, as described in UroGen Pharma
       Ltd.'s Proxy Statement, dated January 10,
       2018, relating to an extraordinary meeting
       of shareholders.

16A    I have a personal interest in Resolution                  Mgmt          No vote
       16. Mark "For" = Yes or "Against" = No. If
       you do not vote "Yes or No" on this item,
       your vote will not be counted for proposal
       16.




--------------------------------------------------------------------------------------------------------------------------
 UROGEN PHARMA LTD                                                                           Agenda Number:  934821516
--------------------------------------------------------------------------------------------------------------------------
        Security:  M96088105
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2018
          Ticker:  URGN
            ISIN:  IL0011407140
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    RESOLVED, that Mr. Arie Belldegrun be, and                Mgmt          No vote
       hereby is, reelected to serve as a member
       of the board of directors.

1B.    RESOLVED, that Mr. Ron Bentsur be, and                    Mgmt          No vote
       hereby is, reelected to serve as a member
       of the board of directors.

1C.    RESOLVED, that Ms. Cynthia Butitta be, and                Mgmt          No vote
       hereby is, reelected to serve as a member
       of the board of directors.

1D.    RESOLVED, that Mr. Fred Cohen be, and                     Mgmt          No vote
       hereby is, reelected to serve as a member
       of the board of directors.

1E.    RESOLVED, that Ms. Kathryn Falberg be, and                Mgmt          No vote
       hereby is, reelected to serve as a member
       of the board of directors.

1F.    RESOLVED, that Mr. Stuart Holden be, and                  Mgmt          No vote
       hereby is, reelected to serve as a member
       of the board of directors.

1G.    RESOLVED, that Mr. Ran Nussbaum be, and                   Mgmt          No vote
       hereby is, reelected to serve as a member
       of the board of directors.

2.     RESOLVED, to approve and ratify the                       Mgmt          No vote
       reappointment of Kesselman & Kesselman,
       Certified Public Accountants (Israel), as
       the Company's independent auditor and to
       authorize the board of directors to
       determine the annual compensation.

3.     RESOLVED, the Company shall grant (a) each                Mgmt          No vote
       non-employee director initially appointment
       or elected member of the board an initial
       grant of 20,000 Ordinary Shares options,
       and (b) each director who continues to
       serve as a non-employee member of the board
       an annual grant of 10,000 Ordinary Shares
       options.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E. Kashmerick
Name                 Christopher E. Kashmerick
Title                President
Date                 08/27/2018